15 Taxes in installments	12 Months Ended
Dec. 31, 2019
Taxes in Installments [Abstract]
Taxes in installments

15     Taxes in installments

The position of the Refis debts and other tax installment payment plans, recorded in taxes in installments in current and non-current liabilities, as mentioned in note 13, is as follows:

			Consolidated
	Current			Non-current
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Federal REFIS Law 11.941/09	12,172	12,100	17,436	18,895
Federal REFIS Law 12.865/13	6,481	6,240	48,306	52,661
Other taxes in installments	845	1,839	1,985	2,378
	19,498	20,179	67,727	73,934